Goodwill and Intangible Assets - Amortization of Amortizing Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	[1]	$ 271	$ 277	$ 301
Depreciation and amortization [member] | Intangible assets recorded at fair value at the time of the Merger [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		204	206	208
Depreciation and amortization [member] | Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		62	67	87
Franchise and licensing fee and base and other management fee revenues [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 27	$ 17	$ 16

[1]	Includes amortization expense that was associated with assets recorded at their fair value at the time of the Merger of $204 million, $206 million and $208 million for the years ended December 31, 2018, 2017 and 2016, respectively, and amortization expense on capitalized software costs of $62 million, $67 million and $87 million, respectively.